Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 279,317	$ 381,293	$ 154,942
Prepaid expenses and other current assets	178,419	252,463	321,590
Total current assets	457,736	633,756	476,532
Marketable securities held in Trust Account	13,233,912	12,841,399	57,340,207
Total assets	13,691,648	13,475,155	57,816,739
Current liabilities:
Accounts payable and accrued expenses	336,908	441,739	163,357
Accrued legal fees	2,369,248	2,113,078	524,174
Total current liabilities	2,706,156	2,554,817	687,531
Promissory notes, related party	1,321,784	1,146,784
Convertible promissory notes, related party	1,600,000	1,250,000
Warrant liabilities	26,514	17,676	170,867
Deferred underwriting commissions	1,500,000	1,500,000	1,500,000
Total liabilities	7,154,454	6,469,277	2,358,398
Commitments and Contingencies (Note 4)
Common stock subject to possible redemption	13,148,995	12,841,399	52,323,289
Stockholders’ equity:
Preferred stock, par value $0.0001, 1,000,000 shares authorized, none issued and outstanding
Common stock, par value $0.0001, 100,000,000 shares authorized; 1,728,078 shares issued and outstanding	173	173	173
Additional paid-in capital			4,262,491
Accumulated deficit	(6,611,974)	(5,835,694)	(1,127,612)
Total stockholders’ deficit	(6,611,801)	(5,835,521)	3,135,052
Total liabilities, redeemable common stock and stockholders’ deficit	$ 13,691,648	$ 13,475,155	$ 57,816,739